Consolidated Balance Sheets (Parenthetical) (USD $)	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Balance Sheets [Abstract]
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	1,796,875	1,796,875	1,796,875
Common Stock, shares outstanding	1,796,875	1,796,875	1,796,875